                      SUPPLEMENT DATED JANUARY 1, 1997 TO
STATEMENT OF ADDITIONAL INFORMATION FOR PACIFIC SELECT FUND DATED APRIL 1, 1996
                                    ("SAI")

  The following is added to the "Portfolio Management Agreements" provision under the "MANAGEMENT OF THE FUND" section of the SAI:

  For the services provided, Pacific Mutual pays PIMCO a fee based on a percentage of the combined average daily net assets of these two portfolios according to the following schedule:

               MANAGED BOND AND GOVERNMENT SECURITIES PORTFOLIOS

            Rate (%)                           Break Point (assets)
            --------                           --------------------
             .50%                              On first $25 million
            .375%                              On next $25 million
             .25%                              On excess

  For the services provided, Pacific Mutual pays Janus a fee based on a percentage of the average daily net assets of the Growth LT Portfolio according to the following schedule:

                               GROWTH LT PORTFOLIO

            Rate (%)                           Break Point (assets)
            --------                           --------------------
             .55%                              On first $100 million
             .50%                              On next $400 million
             .45%                              On excess

  For the services provided, Pacific Mutual pays J.P. Morgan Investment a fee based on a percentage of the combined average daily net assets of these two Portfolios according to the following schedule:

                  EQUITY INCOME AND MULTI-STRATEGY PORTFOLIOS

            Rate (%)                           Break Point (assets)
            --------                           --------------------
             .45%                              On first $100 million
             .40%                              On next $100 million
             .35%                              On next $200 million
             .30%                              On next $350 million
             .20%                              On excess

  For the services provided, Pacific Mutual pays a fee to Greenwich Street Advisors based on a percentage of the combined average daily net assets of these two Portfolios according to the following fee schedule:

                     EQUITY AND BOND AND INCOME PORTFOLIOS

            Rate (%)                           Break Point (assets)
            --------                           --------------------
             .45%                              On first $100 million
             .40%                              On next $100 million
             .35%                              On next $200 million
             .30%                              On next $600 million
             .20%                              On excess

  For the services provided, Pacific Mutual pays a fee to Columbus Circle Investors based on a percentage of the Portfolio's average daily net assets according to the following fee schedule:

                          AGGRESSIVE EQUITY PORTFOLIO

                 Rate (%)                 Break Point (assets)
                 --------                 --------------------
                  .55%                    On first $100 million
                  .50%                    On next $150 million
                  .45%                    On next $250 million
                  .40%                    On excess

  For the services provided, Pacific Mutual pays a fee to Blairlogie based on a percentage of the Portfolio's average daily net assets according to the following fee schedule:

                          EMERGING MARKETS PORTFOLIO

                 Rate (%)                 Break Point (assets)
                 --------                 --------------------
                  .85%                    On first $50 million
                  .75%                    On next $50 million
                  .70%                    On next $50 million
                  .65%                    On next $50 million
                  .60%                    On excess





Form No. SSP 197